Tax	6 Months Ended
Jun. 30, 2017
Tax
22 Tax
The 2Q17 income tax expense of CHF 276 million includes the impact of the continuous reassessment of the estimated annual effective tax rate as well as the impact of items that need to be recorded in the specific interim period in which they occur. Further details are outlined in the tax expense reconciliation below.
Net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2017, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 4.8 billion which are considered indefinitely reinvested. The Group would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 67 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2012; Japan – 2012; Switzerland – 2011; the US – 2010; the UK – 2009; and the Netherlands – 2006.
Effective tax rate
in	2Q17	1Q17	2Q16	6M17	6M16
Effective tax rate (%)	47.4	11.6	10.6	28.3	55.4
Tax expense reconciliation
in	2Q17
CHF million
Income tax expense computed at the Swiss statutory tax rate of 22%	128
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(14)
Other non-deductible expenses	149
Changes in deferred tax valuation allowance	83
Lower taxed income	(48)
Change in recognition of outside basis difference	(2)
(Windfall tax benefits)/shortfall tax charges on share-based compensation [1]	95
Other	(115)
Income tax expense	276
1
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in shareholders' equity.

Foreign tax rate differential
2Q17 included a foreign tax benefit of CHF 14 million in respect of earnings in lower tax jurisdictions, such as Singapore, as well as earnings in higher tax jurisdictions, such as the US.
Other non-deductible expenses
2Q17 included the impact of CHF 139 million relating to the non-deductible interest expenses and non-deductible bank levy costs and other non-deductible expenses of CHF 10 million.
Changes in deferred tax valuation allowance
2Q17 included the impact of the increase of valuation allowances of CHF 96 million mainly in respect of four of the Group’s operating entities, three in the UK and one in Switzerland, and a decrease of valuation allowances of CHF 13 million mainly in respect of two of the Group’s operating entities, one in Hong Kong and one in Switzerland, related to estimated current year earnings.
Lower taxed income
2Q17 included the impacts of CHF 21 million related to non-taxable life insurance income, a beneficial earnings mix in one of the Group’s operating entities in Switzerland of CHF 25 million, and various smaller items.
Other
2Q17 included a tax benefit of CHF 107 million relating to the reassessment of deferred tax balances in one of the Group’s operating entities in Switzerland, a tax benefit of CHF 56 million relating to the decrease of tax contingency accruals and a tax benefit of CHF 32 million from own-credit revaluation losses, partially offset by a tax expense of CHF 53 million from an adverse earnings mix in one of the Group’s operating entities in Switzerland and a tax expense of CHF 13 million from prior year adjustments. The remaining balance included various smaller items.
Net deferred tax assets
end of	2Q17	1Q17
Net deferred tax assets (CHF million)
Deferred tax assets	7,542	7,825
of which net operating losses	2,787	2,543
of which deductible temporary differences	4,755	5,282
Deferred tax liabilities	(231)	(176)
Net deferred tax assets	7,311	7,649

Bank
Tax
21 Tax
The effective tax rate of 33.5% in 6M17 mainly reflected the impact of the geographical mix of results. Overall, net deferred tax assets increased CHF 1,627 million to CHF 7,343 million as of the end of 6M17 compared to 2016.
Net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2017, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 4.4 billion which are considered indefinitely reinvested. The Bank would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Bank is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 67 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2012; Japan – 2012; Switzerland – 2011; the US – 2010; the UK – 2009; and the Netherlands – 2006.
Effective tax rate
in	6M17	6M16
Effective tax rate (%)	33.5	48.0
Tax expense reconciliation
in	6M17
CHF million
Income tax expense computed at the statutory tax rate of 22%	253
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(40)
Other non-deductible expenses	317
Changes in deferred tax valuation allowance	149
Lower taxed income	(84)
(Windfall tax benefits)/shortfall tax charges on share-based compensation [1]	95
Other	(304)
Income tax expense	386
1
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in shareholders' equity.

Foreign tax rate differential
6M17 included a foreign tax benefit of CHF 40 million in respect of earnings in lower tax jurisdictions, such as Singapore, as well as earnings in higher tax jurisdictions, such as the US.
Other non-deductible expenses
6M17 included the impact of non-deductible interest expenses of CHF 295 million and non-deductible bank levy costs and other non-deductible compensation expenses of CHF 22 million.
Changes in deferred tax valuation allowance
6M17 included the impact of the increase of valuation allowances of CHF 162 million mainly in respect of four of the Bank’s operating entities, three in the UK and one in Hong Kong, and a decrease of valuation allowances of CHF 13 million mainly in respect of one of the Bank’s operating entities in Switzerland, related to estimated current year earnings.
Lower taxed income
6M17 included the impacts of CHF 43 million related to non-taxable life insurance income, a beneficial earnings mix in one of the Bank’s operating entities in Switzerland of CHF 39 million, and various smaller items.
Other
6M17 included a tax benefit of CHF 110 million associated with the establishment of Credit Suisse Asset Management & Investor Services (Schweiz) Holding AG in Switzerland, a tax benefit of CHF 107 million relating to the reassessment of deferred tax balances in one of the Bank’s operating entities in Switzerland, a tax benefit of CHF 87 million relating to the decrease of tax contingency accruals and a tax benefit for the reassessment relating to the tax deductibility on previously taken litigation accruals of CHF 85 million, partially offset by a tax expense of CHF 69 million from an adverse earnings mix in one of the Bank’s operating entities in Switzerland and a tax expense of CHF 13 million from prior year adjustments. The remaining balance included various smaller items.
Net deferred tax assets
end of	6M17	2016
Net deferred tax assets (CHF million)
Deferred tax assets [1]	7,472	5,815
of which net operating losses	2,779	2,172
of which deductible temporary differences	4,693	3,643
Deferred tax liabilities	(129)	(99)
Net deferred tax assets	7,343	5,716
1
Includes a reclassification from other assets to deferred tax assets in 6M17 as a result of the early adoption of ASU 2016-16. Refer to “Note 2 – Recently issued accounting standards” for further information.